SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2023
Segment Reporting [Abstract]
Schedule of segmented operational activity [Table Text Block]
	Discontinued operations (Oregon)	Nevada	Corporate	Consolidated
	$	$	$	$
Total revenue	357,540	28,888,410	-	29,245,950
Gross profit	-	13,401,146	-	13,401,146
Operating expenses:			-
General and administration	(386,779)	(4,397,477)	(2,798,925)	(7,583,181)
Sales, marketing, and promotion	(1,938)	(83,672)	-	(85,610)
Operating lease cost	(195,639)	(591,375)	-	(787,014)
Depreciation and amortization	(23,756)	(1,270,092)	(94,926)	(1,388,774)
Share-based compensation	-	-	(209,441)	(209,441)
Impairment of inventory	(245,682)	-	(20,726)	(266,408)
Provision for expected credit losses	(218,425)	-	-	(218,425)
Interest, accretion, and other	(6,861)	(31,327)	288,123	249,935
Net income (loss) before taxes	(1,079,080)	7,027,203	(2,835,895)	3,112,228
	Discontinued operations (Oregon)	Nevada	Corporate	Consolidated
	$	$	$	$
Total revenue	1,128,403	32,982,976	-	34,111,379
Gross profit (loss)	(473,854)	18,809,985	-	18,336,131
Operating expenses:
General and administration	(429,969)	(3,797,101)	(2,936,012)	(7,163,082)
Sales, marketing, and promotion	-	(83,770)	-	(83,770)
Operating lease cost	(1,233)	(591,376)	-	(592,609)
Depreciation and amortization	(207,319)	(1,276,640)	(3,806)	(1,487,765)
Share-based compensation	-	-	(366,469)	(366,469)
Impairment of inventory	(1,456,818)	-	-	(1,456,818)
Interest, accretion, and other	284,125	22,171	7,355,059	7,661,355
Net income (loss) before taxes	(2,285,068)	13,083,269	4,048,772	14,846,973

Schedule of disaggregation of long-lived assets by geographic area [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Nevada	11,321,662	11,903,430
Discontinued operations (Oregon)	1,748,286	1,817,633
Other	703	24,414
	13,070,651	13,745,477